UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

Liberty All-Star Growth Fund, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 31 – September 30, 2010

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR® GROWTH FUND

SCHEDULE OF INVESTMENTS

As-of September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.30%)
CONSUMER DISCRETIONARY (9.33%)
Automobiles (0.59%)
Thor Industries, Inc.	22,216	$742,014

Distributors (1.16%)
LKQ Corp.(a)	69,944	1,454,835

Diversified Consumer Services (2.07%)
Capella Education Co.(a)	18,395	1,427,820
Strayer Education, Inc.	6,730	1,174,385

		2,602,205

Hotels, Restaurants & Leisure (1.24%)
BJ’s Restaurants, Inc.(a)	26,756	753,449
Country Style Cooking Restaurant Chain Co. Ltd.(a)(b)	800	22,872
Ctrip.com International Ltd.(a)(b)	16,366	781,477

		1,557,798

Internet & Catalog Retail (2.03%)
Amazon.com, Inc.(a)	10,240	1,608,294
priceline.com, Inc.(a)	2,700	940,518

		2,548,812

Specialty Retail (2.24%)
CarMax, Inc.(a)	31,700	883,162
Rue21, Inc.(a)	46,917	1,210,928
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	24,830	725,036

		2,819,126

CONSUMER STAPLES (2.42%)
Food & Staples Retailing (1.49%)
Costco Wholesale Corp.	15,700	1,012,493
CVS Caremark Corp.	27,300	859,131

		1,871,624

Food Products (0.31%)
Mead Johnson Nutrition Co.	6,845	389,549

Household Products (0.62%)
The Procter & Gamble Co.	12,970	777,811

ENERGY (8.67%)
Energy Equipment & Services (5.20%)
CARBO Ceramics, Inc.	3,453	279,693
Core Laboratories N.V.	24,996	2,200,648
Dril-Quip, Inc.(a)	13,657	848,236
FMC Technologies, Inc.(a)	17,400	1,188,246
Oceaneering International, Inc.(a)	20,900	1,125,674

Schlumberger Ltd.	14,595	899,198

		6,541,695

Oil, Gas & Consumable Fuels (3.47%)
Contango Oil & Gas Co.(a)	15,800	792,528
Occidental Petroleum Corp.	15,900	1,244,970
Plains Exploration & Production Co.(a)	37,800	1,008,126
Ultra Petroleum Corp.(a)	16,200	680,076
Venoco, Inc.(a)	32,411	636,228

		4,361,928

FINANCIALS (11.23%)
Capital Markets (4.40%)
Affiliated Managers Group, Inc.(a)	16,472	1,284,981
The Charles Schwab Corp.	50,100	696,390
Duff & Phelps Corp., Class A	21,003	282,910
GFI Group, Inc.	71,700	332,688
Janus Capital Group, Inc.	81,200	889,140
optionsXpress Holdings, Inc.(a)	23,030	353,741
SEI Investments Co.	41,400	842,076
T. Rowe Price Group, Inc.	17,000	851,105

		5,533,031

Commercial Banks (0.92%)
Signature Bank(a)	29,830	1,158,597

Consumer Finance (0.08%)
Green Dot Corp., Class A(a)	2,189	106,123

Diversified Financial Services (2.67%)
IntercontinentalExchange, Inc.(a)	5,000	523,600
MSCI, Inc., Class A(a)	49,318	1,637,851
Portfolio Recovery Associates, Inc.(a)	18,374	1,187,879

		3,349,330

Insurance (2.02%)
ACE Ltd.	31,000	1,805,750
Greenlight Capital Re Ltd., Class A(a)	29,179	730,059

		2,535,809

Real Estate Management & Development (0.84%)
China Real Estate Information Corp.(a)(b)	70,269	753,986
FirstService Corp.(a)	12,541	302,489

		1,056,475

Thrifts & Mortgage Finance (0.30%)
Northwest Bancshares, Inc.	33,643	376,465

HEALTH CARE (18.24%)
Biotechnology (4.82%)
Acorda Therapeutics, Inc.(a)	16,600	548,132
Amylin Pharmaceuticals, Inc.(a)	34,900	727,665
BioMarin Pharmaceutical, Inc.(a)	39,287	878,064
Dendreon Corp.(a)	14,000	576,520
Genzyme Corp.(a)	16,900	1,196,351
Human Genome Sciences, Inc.(a)	23,300	694,107
Ironwood Pharmaceuticals, Inc.(a)	20,800	211,744

Martek Biosciences Corp.(a)	28,579	646,743
Vertex Pharmaceuticals, Inc.(a)	16,800	580,776

		6,060,102

Health Care Equipment & Supplies (6.68%)
Accuray, Inc.(a)	58,400	363,248
Intuitive Surgical, Inc.(a)	6,500	1,844,310
Masimo Corp.	63,548	1,735,496
NuVasive, Inc.(a)	18,500	650,090
ResMed, Inc.(a)	33,654	1,104,188
Thoratec Corp.(a)	12,900	477,042
Varian Medical Systems, Inc.(a)	24,900	1,506,450
Volcano Corp.(a)	27,600	717,048

		8,397,872

Health Care Providers & Services (1.83%)
Accretive Health, Inc.(a)	22,389	242,473
Lincare Holdings, Inc.	27,621	693,011
PSS World Medical, Inc.(a)	32,528	695,448
VCA Antech, Inc.(a)	31,285	659,801

		2,290,733

Health Care Technology (1.02%)
Cerner Corp.(a)	15,300	1,285,047

Life Sciences Tools & Services (1.26%)
Charles River Laboratories International, Inc.(a)	11,066	366,838
Life Technologies Corp.(a)	26,100	1,218,609

		1,585,447

Pharmaceuticals (2.63%)
Allergan, Inc.	19,900	1,323,947
Mylan, Inc.(a)	40,200	756,162
Teva Pharmaceutical Industries Ltd.(b)	23,210	1,224,327

		3,304,436

INDUSTRIALS (18.90%)
Aerospace & Defense (2.32%)
Aerovironment, Inc.(a)	28,200	627,450
HEICO Corp.	18,013	822,113
Spirit AeroSystems Holdings, Inc., Class A(a)	35,100	699,543
TransDigm Group, Inc.	12,332	765,201

		2,914,307

Air Freight & Logistics (4.04%)
C.H. Robinson Worldwide, Inc.	43,700	3,055,504
Expeditors International of Washington, Inc.	43,700	2,020,251

		5,075,755

Commercial Services & Supplies (2.79%)
American Reprographics Co.(a)	82,155	644,917
Clean Harbors, Inc.(a)	8,900	602,975
Ritchie Bros. Auctioneers, Inc.	18,255	379,156
Stericycle, Inc.(a)	15,081	1,047,828
Waste Connections, Inc.	21,055	835,041

		3,509,917

Construction & Engineering (0.59%)
Quanta Services, Inc.(a)	39,000	744,120

Electrical Equipment (2.36%)
II-VI, Inc.(a)	15,396	574,733
Rockwell Automation, Inc.	38,700	2,388,951

		2,963,684

Machinery (1.48%)
Flowserve Corp.	8,200	897,244
Graco, Inc.	22,442	712,085
Watts Water Technologies, Inc., Class A	7,581	258,133

		1,867,462

Professional Services (4.21%)
Huron Consulting Group, Inc.(a)	27,778	610,838
ICF International, Inc.(a)	18,910	474,074
IHS, Inc., Class A(a)	20,388	1,386,384
Resources Connection, Inc.	95,531	1,314,507
Robert Half International, Inc.	34,600	899,600
Stantec, Inc.(a)	23,286	614,983

		5,300,386

Road & Rail (0.83%)
Knight Transportation, Inc.	19,023	367,715
Landstar System, Inc.	17,413	672,490

		1,040,205

Trading Companies & Distributors (0.28%)
Beacon Roofing Supply, Inc.(a)	23,885	348,004

INFORMATION TECHNOLOGY (25.08%)
Communications Equipment (3.83%)
Aruba Networks, Inc.(a)	32,400	691,416
Cisco Systems, Inc.(a)	59,405	1,300,969
Polycom, Inc.(a)	24,722	674,416
QUALCOMM, Inc.	47,665	2,150,645

		4,817,446

Computers & Peripherals (2.05%)
Apple, Inc.(a)	9,060	2,570,775

Electronic Equipment & Instruments (0.94%)
FLIR Systems, Inc.(a)	21,699	557,664
National Instruments Corp.	19,198	627,007

		1,184,671

Internet Software & Services (4.42%)
Akamai Technologies, Inc.(a)	16,200	812,916
Baidu, Inc.(a)(b)	9,300	954,366
comScore, Inc.(a)	14,647	344,498
Google, Inc., Class A(a)	3,675	1,932,278
Monster Worldwide, Inc.(a)	58,368	756,449
VistaPrint Ltd.(a)	19,504	753,830

		5,554,337

IT Services (4.20%)
Alliance Data Systems Corp.(a)	13,700	894,062

Cognizant Technology Solutions Corp., Class A(a)	23,100	1,489,257
VeriFone Systems, Inc.(a)	52,576	1,633,536
Visa, Inc., Class A	17,015	1,263,534

		5,280,389

Semiconductors & Semiconductor Equipment (3.09%)
Aixtron AG (b)	5,687	169,359
ARM Holdings Plc (b)	55,100	1,033,676
Cavium Networks, Inc.(a)	26,888	773,299
FormFactor, Inc.(a)	28,819	247,843
Hittite Microwave Corp.(a)	16,654	793,563
Marvell Technology Group Ltd.(a)	49,600	868,496

		3,886,236

Software (6.55%)
ANSYS, Inc.(a)	23,249	982,270
ChinaCache International Holdings Ltd.(a)	100	1,390
Concur Technologies, Inc.(a)	13,214	653,300
RealPage, Inc.(a)	14,495	276,565
Salesforce.com, Inc.(a)	24,700	2,761,460
SMART Technologies, Inc., Class A(a)	63,915	866,048
Solera Holdings, Inc.	27,233	1,202,609
VMware, Inc., Class A(a)	17,460	1,483,053

		8,226,695

MATERIALS (1.71%)
Chemicals (1.71%)
CF Industries Holdings, Inc.	9,900	945,450
Praxair, Inc.	13,300	1,200,458

		2,145,908

TELECOMMUNICATION SERVICES (1.02%)
Wireless Telecommunication Services (1.02%)
American Tower Corp., Class A(a)	25,100	1,286,626

UTILITIES (0.70%)
Electric Utilities (0.70%)
ITC Holdings Corp.	14,156	881,211

TOTAL COMMON STOCKS
(COST OF $109,776,316)		122,304,998

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.40%)
REPURCHASE AGREEMENT (2.40%)

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/10, due 10/01/10 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $3,082,372 (Repurchase proceeds of $3,013,001)

TOTAL SHORT TERM INVESTMENT
(COST OF $3,013,000)	$3,013,000	3,013,000

TOTAL INVESTMENTS (99.70%)
(COST OF $112,789,316)(c)	125,317,998
OTHER ASSETS IN EXCESS OF LIABILITIES (0.30%)	379,118

NET ASSETS (100.00%)	$125,697,116

NET ASSET VALUE PER SHARE
(30,080,350 SHARES OUTSTANDING)	$4.18

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $113,083,288.

Gross unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes is as follows:
Gross unrealized appreciation	$20,421,538
Gross unrealized depreciation	(8,186,828)

Net unrealized appreciation	$12,234,710

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

NOTES TO SCHEDULE OF INVESTMENTS

As-of September 30, 2010 (Unaudited)

NOTE 1. ORGANIZATION

Liberty All-Star® Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets and are classified as level 1 of the fair value hierarchy.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Debt obligations are classified as level 2 of the fair value hierarchy.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors and would be classified as level 2 or 3 within the fair value hierarchy.

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations and would be classified as level 1 or 2 within the fair value hierarchy.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Repurchase agreement transactions are classified as level 2 of the fair value hierarchy.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”). Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments

Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$122,304,998	$–	$–	$122,304,998
Short Term Investment	–	3,013,000	–	3,013,000

Total	$122,304,998	$3,013,000	$–	$125,317,998

*See Schedule	of Investments for industry classifications

For the three months ended September 30, 2010, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily-defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.
By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 19, 2010